Strategic Investment in Prismo Metals Inc. and Intangible Assets - Disclosure of intangible asset (Details)	12 Months Ended
Apr. 30, 2023 CAD ($)
Disclosure Of Intangible Assets Line Items
Intangible assets, beginning balance	$ 0
Intangible assets, ending balance	0
Cost [Member]
Disclosure Of Intangible Assets Line Items
Intangible assets, beginning balance	0
Additions	443,930
Write off as impairment loss	(443,930)
Effect of change in exchange rate	0
Intangible assets, ending balance	0
Right of first refusal [Member]
Disclosure Of Intangible Assets Line Items
Intangible assets, beginning balance	0
Intangible assets, ending balance	0
Right of first refusal [Member] | Cost [Member]
Disclosure Of Intangible Assets Line Items
Intangible assets, beginning balance	0
Additions	443,930
Write off as impairment loss	(443,930)
Effect of change in exchange rate	0
Intangible assets, ending balance	$ 0